Quarterly Financial Data (Unaudited) - Schedule of Quarterly Results of Operations (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Quarterly Financial Information Disclosure [Line Items]
Operating revenue	$ 3,810	$ 3,963	$ 3,059	$ 3,113	$ 3,061	$ 2,815	$ 2,601	$ 2,943	$ 13,945		$ 11,420		$ 11,919
Income (loss) from operations									767		2,312		1,401
Income (loss) from continuing operations	(409)	995	(461)	642	697	766	259	589
Net income (loss) from continuing operations including noncontrolling interests	(239)	626	(665)	300	628	496	140	693	22		1,957		784
Net income from discontinued operations including noncontrolling interest	197	152	212	411	717	170	155	315	972	[1],[2]	1,357	[1],[2]	(1,334)	[1],[2]
Net income (loss) including noncontrolling interests	(42)	778	(453)	711	1,345	666	295	1,008	994		3,314		(550)
Net income (loss) attributable to Dominion Energy	$ (42)	$ 778	$ (453)	$ 711	$ 1,341	$ 654	$ 285	$ 1,008	$ 994		$ 3,288		$ (401)
Basic EPS:
Net income (loss) from continuing operations	$ (0.31)	$ 0.73	$ (0.84)	$ 0.34	$ 0.75	$ 0.58	$ 0.14	$ 0.84	$ (0.09)		$ 2.3		$ 1.17
Net income from discontinued operations	0.24	0.18	0.26	0.5	0.88	0.21	0.19	0.39	1.18		1.68		(1.73)
Net income (loss) attributable to Dominion Energy	(0.07)	0.91	(0.58)	0.84	1.63	0.79	0.33	1.23	1.09		3.98		(0.56)
Diluted EPS:
Net income (loss) from continuing operations	(0.31)	0.73	(0.84)	0.34	0.75	0.58	0.14	0.84	(0.09)		2.3		1.16
Net income from discontinued operations	0.24	0.18	0.26	0.5	0.88	0.21	0.19	0.39	1.18		1.68		(1.73)
Net income (loss) attributable to Dominion Energy	(0.07)	0.91	(0.58)	0.84	1.63	0.79	0.33	1.23	1.09		3.98		(0.57)
Dividends declared per common share	0.63	0.63	0.63	0.63	0.6675	0.6675	0.6675	0.6675	$ 2.67		$ 2.52		$ 3.45
Series A
Diluted EPS:
Dividends declared per preferred share			2.917	4.375	4.375	4.375	4.375	4.375
Series B
Diluted EPS:
Dividends declared per preferred share	11.625	11.625	11.625	11.625	11.625	$ 11.625	$ 11.625	$ 11.625
Series C
Diluted EPS:
Dividends declared per preferred share	$ 10.875	$ 10.875	$ 10.875	$ 10.875	$ 2.6583
Virginia Power
Quarterly Financial Information Disclosure [Line Items]
Operating revenue	$ 2,437	$ 2,875	$ 2,175	$ 2,167	$ 1,923	$ 1,976	$ 1,741	$ 1,830	$ 9,654	[3]	$ 7,470	[3]	$ 7,763	[3]
Income (loss) from operations	448	802	236	562	601	777	571	548	2,048		2,497		1,686
Net income (loss) attributable to Dominion Energy	$ 240	$ 571	$ 47	$ 357	$ 368	$ 556	$ 414	$ 374	$ 1,215		$ 1,712		$ 1,021

[1]	Includes income tax expense (benefit) of $225 million, $374 million and $(61) million for the years ended December 31, 2022, 2021 and 2020, respectively.
[2]	See Note 9 for amounts attributable to related parties.
[3]	See Note 25 for amounts attributable to affiliates.